Convertible Preferred Stock	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
9. Convertible Preferred Stock
As of December 31, 2022 and 2021, the Company was authorized to issue 33,336,283 and 10,329,266 shares of preferred stock, respectively, par value $0.0001 per share.
Series Seed 1:
On July 19, 2019, the Company executed a Series Seed
1
Convertible Preferred Stock Purchase Agreement (“Series Seed 1”).
In connection with this agreement, the Company issued 1,642,500 shares of Series Seed Convertible Preferred Stock, at a price of $1.00 per share. Gross proceeds from the issuance were approximately $1.6 million. The Series Seed 1 provided for an additional closing to the same investors upon the approval of the Company’s Board of Directors. On April 22, 2020, the Company completed an additional closing and issued an additional 1,857,500 shares of Series Seed 1 Convertible Preferred Stock, at a price of $1.00 per share. Gross proceeds from this issuance were approximately $1.9 million.
On December 1, 2020, the Company executed an amendment to the Series Seed 1 providing for a third closing which was completed on the same date. In connection with this amendment, the Company issued 3,000,000 shares of Series Seed 1 Convertible Preferred Stock, at a price of $1.00 per share. Gross proceeds from the third closing issuance were $3.0 million. This amendment provided for a potential fourth closing, which did not occur.
Series Seed 2:
In May 2021, the Company executed a Series Seed 2 Convertible Preferred Stock Purchase Agreement (“Series Seed 2”).
In connection with this agreement, the Company issued 3,829,265 shares of Series Seed 2 Convertible Preferred Stock, at a price of $3.9172 per share. Gross proceeds from the issuance were $15.0 million.
Series A:
In April 2022, the Company executed a Series A Convertible Preferred Stock Purchase Agreement (“Series A”).
In connection with this agreement, the Company issued 23,007,017 shares of Series A Convertible Preferred Stock, at a price of $4.3465 per share. Gross proceeds from the issuance were $100.0 million.
The Series Seed 1, Series Seed 2 and Series A preferred stock are collectively referred to as “Preferred Stock” and have the following characteristics:
Voting
Each holder of outstanding shares of Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter.
Dividends
The holders of Preferred Stock are entitled to receive dividends, as specified in the Company’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), if and when declared by the Company’s Board of Directors. The Series Seed preferred stockholders are entitled to receive dividends at a rate of $0.06 per annum per share. The Series Seed 2 preferred stockholders are entitled to receive dividends at a rate of $0.235 per annum per share. The Series A preferred stockholders are entitled to receive dividends at a rate of $0.2608 per annum per share. Such dividends are not cumulative. Since the Company’s inception, no dividends have been declared or paid to the holders of Preferred Stock.
Liquidation, dissolution or winding up
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or deemed liquidation event (as defined in the Certificate of Incorporation), the holders of the Preferred Stock have first priority to be paid an amount equal to the greater of (i) the respective Preferred Stock issuance price plus dividends declared but unpaid or (ii) such amounts that would have been owed to the holders of Preferred Stock if the Preferred Stock shares had been converted to common stock prior to the liquidation event. Following payment to the holders of Preferred Stock, all remaining assets of the Company will be distributed to the common stock shareholders on a pro rata basis.
Conversion
Each share of Preferred Stock is convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable
shares of common stock on the terms set forth in the Certificate of Incorporation.
Mandatory conversion shall occur upon either (a) the closing of the sale of shares of common stock to the public at a price of at least $8.6930 per share (subject to appropriate adjustment as defined in the Certificate of Incorporation), in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $40.0 million of gross proceeds to the Company and in connection with such offering the Common Stock is listed for trading on the Nasdaq Stock Market’s National Market, the New York Stock Exchange or another exchange or marketplace approved the Company’s Board of Directors, or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the Requisite Holders (as defined in the Certificate of Incorporation).
Redemption
Shares of Preferred Stock are not redeemable at the election of the holder thereof. Any shares of Preferred Stock that are redeemed or otherwise acquired by the Company shall be automatically and immediately cancelled and retired (as defined in the Certificate of Incorporation).
Adjustment of conversion price upon issuance of additional shares of common stock
In the event the Company issues additional shares of common stock without consideration or consideration less than the Preferred Stock conversion price in effect immediately prior to such issuance, then the Preferred Stock conversion price shall be adjusted in accordance with the adjustment formula (as set forth in the Certificate of Incorporation).